Significant Accounting Policies	6 Months Ended
Jun. 30, 2023
Significant Accounting Policies
Significant Accounting Policies

Note 2 - Significant Accounting Policies

(a)     Basis of Presentation

These unaudited condensed consolidated interim financial statements include the accounts of Franco-Nevada and its wholly-owned subsidiaries (its “subsidiaries”) (hereinafter together with Franco-Nevada, the “Company”). These condensed consolidated interim financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) applicable to the preparation of condensed interim financial statements, including IAS 34 Interim Financial Reporting. These condensed consolidated interim financial statements should be read in conjunction with the Company’s annual consolidated financial statements for the year ended December 31, 2022 and were prepared using the same accounting policies, method of computation and presentation as were applied in the annual consolidated financial statements for the year ended December 31, 2022. These condensed consolidated interim financial statements were authorized for issuance by the Board of Directors on August 8, 2023.

The financial statements included herein reflects all adjustments, consisting only of normal recurring adjustments which, in the opinion of management, are necessary for a fair presentation of the results for the interim periods presented. The results of operations for the three and six months ended June 30, 2023 are not necessarily indicative of the results to be expected for the full year. Seasonality is not considered to have a significant impact over the condensed consolidated interim financial statements. Taxes on income in the interim period have been accrued using the tax rates that would be applicable to expected total annual income.

(b)     Significant Judgments, Estimates and Assumptions

The preparation of consolidated financial statements in accordance with IFRS requires the Company to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The areas of judgment and estimation are consistent with those reported in the annual consolidated financial statements for the year ended December 31, 2022.

(c)     New and Amended Accounting Standards

International Tax Reform – Pillar Two Model Rules – Amendments to IAS 12, Income Taxes

On May 23, 2023, the IASB issued International Tax Reform – Pillar Two Model Rules – Amendments to IAS 12. The amendments introduce a mandatory temporary exception to the accounting for deferred taxes arising from the jurisdictional implementation of the Pillar Two model rules, and disclosure requirements for affected entities to help users of the financial statements better understand an entity’s exposure to Pillar Two income taxes arising from that legislation.

The temporary exception from recognition and disclosure of information about deferred taxes and the requirement to disclose the application of the exception, apply immediately and retrospectively upon issue of the amendments. The disclosure of the current tax expense related to Pillar Two income taxes and the disclosures in relation to periods before the legislation is effective are required for annual reporting periods beginning on or after 1 January 2023, but are not required for any interim period ending on or before 31 December 2023.

The Company is assessing the impact of the amendments on its consolidated financial statements.